Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP Hourly DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets	$ 1,003,944	$ 962,097
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(5,275)	(10,833)
Plan’s interest in Master Trust A at fair value per the Form 5500	$ 998,669	$ 951,264